Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Fair value amounts	S/ 70.8		S/ 59.9	S/ 51.3	$ 18.4	$ 15.0	$ 14.1
Carrying amount	19.8		22.4	24.6
Independent appraiser amount	73.7	$ 19.0
Net carrying amount	42.6		40.6
Property, plant, and equipment	49.9
Amortization and interest	9.1		8.8	15.9
Long-lived assets for impairment	10.8		S/ 10.8
Leases			12 months
Leases amount	187.3		S/ 252.4	351.7
Leases of low value assets	1.5		44.4	5.1
Expenditure	45.9		85.8	S/ 48.7
Machinery [member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Property, plant, and equipment	8.0
Asset sales			0.8
Mainly corresponds value	1.9		7.7
Machinery and equipments [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Property, plant, and equipment	3.4
Asset sales	0.6		4.7
Fixtures and buildings [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Property, plant, and equipment	20.2
Land and buildings [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Property, plant, and equipment	16.8
Various equipment [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Asset sales	6.6
Buildings and premises [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Mainly corresponds value	S/ 6.5
Furniture and fixtures [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Mainly corresponds value			2.4
Engineering and Construction [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) [Line Items]
Mainly corresponds value			S/ 0.4